Subsequent Event - Additional Information (Detail) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	Feb. 17, 2015	Feb. 16, 2015
Subsequent Event [Line Items]
Cash dividend declared by board	$ 0.09
Dividend to be paid date	Apr. 02, 2015
Dividend payable record date	Mar. 03, 2015	Apr. 01, 2015
Preferred Class A [Member]
Subsequent Event [Line Items]
Cash dividend declared by board		$ 1.20
Preferred stock dividend rate percentage		9.00%
Dividends Payable preferred share		$ 82.5
Partnerships Exchangeable Units [Member]
Subsequent Event [Line Items]
Partnership exchangeable unit	$ 0.09